Share Capital - Number of Common Shares (Detail) - CAD CAD in Millions	Nov. 05, 2015	Dec. 31, 2015	Nov. 04, 2015	Oct. 31, 2015	Dec. 31, 2014
Common Equity [Line Items]
Common value issued		CAD 2,923
Common shares issued		42,239	39,598	2,640
Common shares issued, reverse split	1
Common Stock Issued on October 31, 2015 [Member]
Common Equity [Line Items]
Common value issued		CAD 323
Common shares issued		2,640,000,000
Common Stock Issued on November 4, 2015 [Member]
Common Equity [Line Items]
Common value issued		CAD 2,600
Common shares issued		39,598,000,000
Common Stock Issued on November 3, 2015 [Member]
Common Equity [Line Items]
Common shares issued		1,000,000